Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Unremitted earnings of subsidiaries	$ 9,900.0	$ 7,600.0
Canada
Income Taxes
Deferred income tax assets not recorded	1,728.0	2,089.3
Europe
Income Taxes
Deferred income tax assets not recorded	552.1	488.8
United States
Income Taxes
Deferred income tax assets not recorded	207.6	109.4
Allied World
Income Taxes
Deferred income tax assets not recorded	$ 295.6	251.4
Operating loss carryforward, expiration period	7 years
Deferred Tax Assets, Operating and Capital Losses
Income Taxes
Deferred income tax assets not recorded	$ 827.7	$ 875.9